SECURED PROMISSORY NOTE (Details Narrative) - USD ($)		3 Months Ended	6 Months Ended
	Sep. 02, 2022	Sep. 30, 2022	Sep. 30, 2022	Jun. 21, 2022	May 13, 2022
Debt instrument amount	$ 200,000
Debt interest rate	12.00%			11.99%	11.99%
Interest payment	$ 6,000
Debt instrument maturity date description		November 30, 2022, February 28, 2023, May 31, 2023 and August 31, 2023
Clear Rock Geophysics L L C [Member]
Accrued interest			$ 2,000